Blue Horizon BNE ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.5%
		AUSTRALIA - 2.7%
		Basic Materials - 2.7%
51,560		Pilbara Minerals, Ltd. (a)	$116,245
36,712		Western Areas, Ltd. (a)	88,977
			205,222
			205,222
		BELGIUM - 0.6%
		Basic Materials - 0.6%
1,259		Umicore SA	47,167
			47,167
		BRAZIL - 1.0%
		Industrial - 1.0%
12,609		WEG SA	76,722
			76,722
		CANADA - 4.2%
		Basic Materials - 1.7%
4,739		Lithium Americas Corporation (a)	124,020
		Energy - 1.6%
5,169		Ballard Power Systems, Inc. (a)	53,758
2,454		Canadian Solar, Inc. (a)	68,687
			122,445
		Utilities - 0.9%
2,074		Brookfield Renewable Partners LP	69,583
			316,048
		CHILE - 1.2%
		Basic Materials - 1.2%
1,642		Sociedad Quimica y Minera de Chile SA - ADR	88,914
			88,914
		CHINA - 12.4%
		Basic Materials - 2.6%
123,000		China Molybdenum Company, Ltd. - H-Shares	62,466
1,708		Daqo New Energy Corporation - ADR (a)	68,525
4,200		Ganfeng Lithium Company, Ltd. - H-Shares	65,928
			196,919
		Consumer, Cyclical - 4.8%
239,500		BAIC Motor Corporation, Ltd. - H-Shares	87,537
2,500		BYD Company, Ltd. - H-Shares	70,984
2,866		Li Auto, Inc. - ADR (a)	74,774
2,192		NIO, Inc. - ADR (a)	53,726
48,000		Yadea Group Holdings, Ltd.	68,083
			355,104
		Energy - 3.0%
2,031		JinkoSolar Holding Company, Ltd. - ADR (a)	89,628
38,400		Xinite Energy Company, Ltd. - H-Shares	70,521
42,000		Xinyi Solar Holdings, Ltd.	66,790
			226,939
		Industrial - 2.0%
46,200		Xinjiang Goldwind Science & Technology Company, Ltd. - H-Shares	79,987
13,300		Zhuzhou CRRC Times Electric Company, Ltd.	69,591
			149,578
			928,540
		DENMARK - 1.4%
		Energy - 0.7%
2,073		Vestas Wind System AS	55,266
		Utilities - 0.7%
506		Orsted AS	53,289
			108,555
		FRANCE - 2.1%
		Basic Materials - 1.1%
471		Air Liquide SA	79,927
		Industrial - 1.0%
467		Schneider Electric SE	78,191
			158,118
		GERMANY - 2.1%
		Consumer, Cyclical - 1.0%
256		Volkswagen AG	72,949
		Industrial - 1.1%
510		Siemens AG	79,971
			152,920
		HONG KONG - 2.4%
		Consumer, Cyclical - 0.7%
25,000		Geely Automobile Holdings, Ltd.	53,350
		Industrial - 1.7%
37,500		Johnson Electric Holdings, Ltd.	63,674
4,000		Techtronic Industries Company, Ltd.	65,661
			129,335
			182,685
		IRELAND - 2.0%
		Consumer, Cyclical - 1.0%
539		Aptiv plc (a)	73,617
		Industrial - 1.0%
430		Trane Technologies plc	74,433
			148,050
		ISRAEL - 1.0%
		Energy - 1.0%
298		SolarEdge Technologies, Inc. (a)	70,990
			70,990
		ITALY - 0.9%
		Utilities - 0.9%
9,097		Enel SpA	69,151
			69,151
		JAPAN - 7.6%
		Basic Materials - 3.5%
8,100		Asahi Kasei Corporation	78,803
10,100		Mitsubishi Chemical Holdings Corporation	78,451
2,300		Sumitomo Metal Mining Company, Ltd.	104,755
			262,009
		Consumer, Cyclical - 2.2%
1,300		Denso Corporation	95,832
1,500		Iwatani Corporation	70,037
			165,869
		Industrial - 1.9%
25,200		Chiyoda Corporation (a)	73,703
800		Nidec Corporation	70,054
			143,757
			571,635
		MALAYSIA - 1.5%
		Basic Materials - 1.5%
17,711		Lynas Rare Earths, Ltd. (a)	111,680
			111,680
		NETHERLANDS - 1.8%
		Consumer, Cyclical - 1.1%
4,143		Stellantis NV	78,814
		Industrial - 0.7%
757		Alfen Beheer BV (a)	55,838
			134,652
		NORWAY - 3.8%
		Consumer, Cyclical - 1.3%
16,090		Zaptec AS (a)	93,208
		Energy - 1.7%
53,925		NEL ASA (a)	71,972
3,934		Scatec ASA	57,404
			129,376
		Industrial - 0.8%
25,959		Quantafuel ASA (a)	60,093
			282,677
		REPUBLIC OF KOREA - 7.3%
		Basic Materials - 2.4%
123		LG Chem, Ltd.	65,199
477		SK IE Technology Company, Ltd. (a)	45,504
346		Soulbrain Company, Ltd.	70,319
			181,022
		Communications - 1.4%
661		Kakao Corporation	46,607
123		Samsung SDI Company, Ltd.	59,587
			106,194
		Industrial - 3.5%
298		Ecopro BM Company, Ltd.	81,156
819		L&F Company, Ltd.	114,680
707		POSCO Chemical Company, Ltd.	64,806
			260,642
			547,858
		RUSSIAN FEDERATION - 1.0%
		Basic Materials - 1.0%
2,612		MMC Norilsk Nickel PJSC - ADR	73,450
			73,450
		SOUTH AFRICA - 1.3%
		Basic Materials - 1.3%
783		Anglo American Platinum, Ltd.	93,902
			93,902
		SPAIN - 2.7%
		Energy - 0.8%
2,803		Siemens Gamesa Renewable Energy SA (a)	60,000
		Utilities - 1.9%
3,215		EDP Renovaveis SA	67,107
6,678		Iberdrola SA	76,058
			143,165
			203,165
		SWITZERLAND - 3.3%
		Basic Materials - 1.3%
19,203		Glencore plc	98,675
		Energy - 1.0%
1,092		Landis+Gyr Group AG	71,310
		Industrial - 1.0%
2,208		ABB, Ltd.	75,201
			245,186
		TAIWAN - 2.0%
		Industrial - 2.0%
2,778		Advanced Energy Solution Holding Company, Ltd.	147,819
			147,819
		UNITED KINGDOM - 1.1%
		Basic Materials - 1.1%
268		Linde plc	85,406
			85,406
		UNITED STATES - 32.1% (b)
		Basic Materials - 5.9%
309		Air Products and Chemicals, Inc.	87,175
367		Albemarle Corporation	81,012
2,447		Freeport-McMoRan, Inc.	91,077
3,373		Livent Corporation (a)	77,613
2,641		MP Materials Corporation (a)	105,482
			442,359
		Communications - 1.0%
2,041		Uber Technologies, Inc. (a)	76,333
		Consumer, Cyclical - 3.6%
1,737		General Motors Company (a)	91,592
4,064		QuantumScape Corporation (a)	67,828
118		Tesla, Inc. (a)	110,533
			269,953
		Energy - 8.0%
486		Enphase Energy, Inc. (a)	68,268
871		First Solar, Inc. (a)	68,269
13,629		FuelCell Energy, Inc. (a)	57,787
1,058		NextEra Energy Partners LP	79,583
3,305		Plug Power, Inc. (a)	72,280
1,680		Renewable Energy Group, Inc. (a)	67,637
2,428		Sunnova Energy International, Inc. (a)	47,734
3,846		SunPower Corporation (a)	64,536
1,877		Sunrun, Inc. (a)	48,671
2,146		TPI Composites, Inc. (a)	25,902
			600,667
		Financial - 0.8%
1,438		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	59,648
		Industrial - 3.9%
827		AeroVironment, Inc. (a)	47,073
2,603		Blink Charging Company (a)	54,429
4,025		Bloom Energy Corporation - Class A (a)	60,697
1,066		Itron, Inc. (a)	66,092
404		Universal Display Corporation	62,018
			290,309
		Technology - 4.9%
2,957		Allegro MicroSystems, Inc. (a)	83,920
1,572		Intel Corporation	76,745
1,972		ON Semiconductor Corporation (a)	116,348
966		Wolfspeed, Inc. (a)	91,036
			368,049
		Utilities - 4.0%
1,232		Ameresco, Inc. - Class A (a)	62,351
1,558		Avangrid, Inc.	72,790
992		NextEra Energy, Inc.	77,495
1,240		Ormat Technologies, Inc.	84,518
			297,154
			2,404,472
		TOTAL COMMON STOCKS (Cost $8,775,967)	7,454,984

		SHORT-TERM INVESTMENTS - 0.5%
32,975		First American Government Obligations Fund - Class X, 0.03% (c)	32,975
		TOTAL SHORT-TERM INVESTMENTS (Cost $32,975)	32,975
		TOTAL INVESTMENTS - 100.0% (Cost $8,808,942)	7,487,959
		Other Assets in Excess of Liabilities - 0.0% (d)	3,598
		NET ASSETS - 100.0%	$7,491,557

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt
	(a)	Non-income producing security.
	(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

	(c)	Rate shown is the annualized seven-day yield as of January 31, 2022.
	(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,454,984	$-	$-	$7,454,984
Short-Term Investments	32,975	-	-	32,975
Total Investments in Securities	$7,487,959	$-	$-	$7,487,959
^See Schedule of Investments for breakout of investments by country and sector classifications.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.